Manufacturing in collaboration with JAC (Details) - Collaborative Arrangement - Vehicle sales - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2020	Apr. 30, 2019	Apr. 30, 2018	May 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	5 years	5 years		5 years
Processing fee period	3 years	3 years		3 years
Operating loss reimbursement period			36 months
Actual manufacturing losses recorded as cost of sales					¥ 65,384	¥ 206,736	¥ 126,425